Financial liabilities	6 Months Ended
Jun. 30, 2023
Disclosure of financial liabilities [abstract]
Financial liabilities
4.2 Other current financial assets

(CHF in millions)	6/30/2023	12/31/2022

Credit cards	8.6	6.9
Deposits	23.1	22.5
Other current financial assets	11.4	3.8
Other current financial assets at amortized cost	43.1	33.2
Other current financial assets at fair value through profit and loss	—	—
Other current financial assets	43.1	33.2

Due to their short-term nature, the carrying amount of other current financial assets at amortized cost correspond to their fair value.
4.3 Financial liabilities

(CHF in millions)	6/30/2023	12/31/2022

Current lease liabilities	23.4	21.6
Other financial liabilities	10.3	9.5
Total other current financial liabilities at amortized cost	33.7	31.2
Non-current lease liabilities	140.9	138.8
Total other non-current financial liabilities at amortized cost	140.9	138.8
Total current and non-current financial liabilities	174.7	170.0
Due to their short-term nature, the carrying amount of other current financial liabilities at amortized cost correspond to their fair value. As of June 30, 2023, other current financial liabilities include customer return refunds in the amount of CHF 9.1 million (December 31, 2022: CHF 9.5 million).
Contractual maturities of On’s financial liabilities:

(CHF in millions)	Due < 3 months	Due 4 to 12 months	Due 1 to 5 years	Due > 5 years	6/30/2023

Trade payables	90.0	—	—	—	90.0
Current lease liabilities	6.4	20.1	—	—	26.5
Other financial liabilities	10.3	—	—	—	10.3
Other current financial liabilities	16.7	20.1	—	—	36.8
Non-current lease liabilities	—	—	74.2	83.5	157.7
Other non-current financial liabilities	—	—	74.2	83.5	157.7

(CHF in millions)	Due < 3 months	Due 4 to 12 months	Due 1 to 5 years		Due > 5 years	12/31/2022

Trade payables	111.0	—	—		—	111.0
Current lease liabilities	5.8	18.5	—		—	24.4
Other financial liabilities	9.5	—	—		—	9.5
Other current financial liabilities	15.4	18.5	—		—	33.9
Non-current lease liabilities	—	—	73.6	#SHEET!	79.7	153.3
Other non-current financial liabilities	—	—	73.6	#SHEET!	79.7	153.3

As of June 30, 2023, we had three bank overdraft facilities with different lenders with credit limits of up to CHF 100.0 million, CHF 25.0 million and USD 35.0 million, respectively, which were replaced by the new credit facility in July 2023 as described in 5.3 Events after the balance sheet date . All facilities are fully committed. The maximum amounts that can be drawn under the respective facilities are determined quarterly based on our net working capital. Any amounts drawn in excess of the committed amounts are repayable on demand.

The following assets have been pledged in relation to the financial liabilities resulting from the three facilities:

(CHF in millions)	6/30/2023	12/31/2022

Trade receivables	45.4	43.4
Inventory	137.4	234.9
Assets pledged	182.9	278.3

As at June 30, 2023 and December 31, 2022, no amounts had been drawn under the overdraft facilities and as of the date hereof, no cash amounts have been drawn under the new credit facility.